Regulatory Capital And Restrictions (Summary Of Actual Capital Amounts And Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fhn [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations Line Items
Total Capital, Actual Amount	$ 3,063,631	$ 3,212,008
Total Capital, Actual Ratio	16.23%	15.94%
Tier 1 Capital, Actual Amount	2,618,976	2,640,776
Tier 1 Capital, Actual Ratio	13.87%	13.10%
Leverage, Actual Amount	2,618,976	2,640,776
Leverage, Actual Ratio	11.04%	10.63%
Total Capital, Capital Adequacy Purposes, Amount	1,510,288	1,612,274
Total Capital, Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	755,144	806,137
Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage, Capital Adequacy Purposes, Amount	949,181	994,114
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
First Tennessee Bank National Association [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations Line Items
Total Capital, Actual Amount	3,434,410	3,691,056
Total Capital, Actual Ratio	18.36%	18.49%
Tier 1 Capital, Actual Amount	2,991,866	3,122,204
Tier 1 Capital, Actual Ratio	15.99%	15.64%
Leverage, Actual Amount	2,991,866	3,122,204
Leverage, Actual Ratio	12.71%	12.66%
Total Capital, Capital Adequacy Purposes, Amount	1,496,685	1,597,033
Total Capital, Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	748,342	798,517
Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage, Capital Adequacy Purposes, Amount	941,641	986,266
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Proompt Corrective Action Provisions, Amount	1,870,856	1,996,292
Total Capital, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, To Be Well Capitalized Under Prompt Action Provisions, Amount	1,122,514	1,197,775
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Leverage, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,177,051	$ 1,232,833
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%